Supplement to the currently effective STATEMENT OF ADDITIONAL INFORMATION

DWS Floating Rate Fund

Sarah Rowin has been added as a portfolio manager of the fund and, together with Gary Russell, Lonnie Fox and Thomas R. Bouchard, is responsible for the day-to-day management of the fund.

The following information replaces the existing tables for DWS Floating Rate Fund in “Part I: Appendix I-D – Portfolio Management” of the fund’s Statement of Additional Information. The information for Sarah Rowin is provided as of November 30, 2022, and the information for Gary Russell, Lonnie Fox and Thomas R. Bouchard is provided as of the fund’s most recent fiscal year end.

Fund Ownership of Portfolio Managers

Name of Portfolio Manager	Dollar Range of Fund Shares Owned	Dollar Range of All DWS Fund Shares Owned
Gary Russell	$100,001 - $500,000	Over $1,000,000
Lonnie Fox	$1 - $10,000	$100,001 - $500,000
Thomas R. Bouchard	$1 - $10,000	$10,001 - $50,000
Sarah Rowin	$0	$0

Conflicts of Interest

Other SEC Registered Investment Companies Managed:

Name of Portfolio Manager	Number of Registered Investment Companies	Total Assets of Registered Investment Companies	Number of Investment Company Accounts with Performance- Based Fee	Total Assets of Performance- Based Fee Accounts
Gary Russell	3	$1,177,281,085	0	$0
Lonnie Fox	3	$1,177,281,085	0	$0
Thomas R. Bouchard	3	$1,177,281,085	0	$0
Sarah Rowin	0	$0	0	$0

February 1, 2023
SAISTKR23-03

Other Pooled Investment Vehicles Managed:

Name of Portfolio Manager	Number of Pooled Investment Vehicles	Total Assets of Pooled Investment Vehicles	Number of Pooled Investment Vehicle Accounts with Performance-Based Fee	Total Assets of Performance-Based Fee Accounts
Gary Russell	1	$97,765,354	0	$0
Lonnie Fox	0	$0	0	$0
Thomas R. Bouchard	0	$0	0	$0
Sarah Rowin	0	$0	0	$0

Other Accounts Managed:

Name of Portfolio Manager	Number of Other Accounts	Total Assets of Other Accounts	Number of Other Accounts with Performance-Based Fee	Total Assets of Performance-Based Fee Accounts
Gary Russell	9	$702,563,356	0	$0
Lonnie Fox	11	$988,396,003	0	$0
Thomas R. Bouchard	2	$246,068,896	0	$0
Sarah Rowin	0	$0	0	$0

Please Retain This Supplement for Future Reference

February 1, 2023
SAISTKR23-03